Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000106442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class R6/JHBSX)
Average Annual Return, Percent	6.02%	0.59%	2.61%
C000153978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class R4/JBFRX)
Average Annual Return, Percent	5.68%	0.33%	2.35%
C000113488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class R2/JHRBX)
Average Annual Return, Percent	5.50%	0.09%	2.09%
C000153977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class NAV)
Average Annual Return, Percent	5.95%	0.58%	2.61%
C000001857 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class I/JHBIX)
Average Annual Return, Percent	5.84%	0.46%	2.48%
C000001856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class C/JHCBX)
Average Annual Return, Percent	3.79%	(0.52%)	1.47%
C000001854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class A/JHNBX)
Average Annual Return, Percent	1.28%	(0.64%)	1.77%
Without Sales Load [Member] | C000001856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class C/JHCBX)—excluding sales charge
Average Annual Return, Percent	4.79%	(0.52%)	1.47%
Without Sales Load [Member] | C000001854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class A/JHNBX)—excluding sales charge
Average Annual Return, Percent	5.52%	0.18%	2.19%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%	0.17%	1.70%